Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of expenses classified by nature
Fuel and purchased power and OM&A expenses classified by nature are as follows:

Year ended Dec. 31	2024		2023(1)		2022
	Fuel and purchased power	OM&A	Fuel and purchased power	OM&A	Fuel and purchased power	OM&A
Gas fuel costs	369	—	384	—	578	—
Coal fuel costs	123	—	177	—	146	—
Royalty, land lease, other direct costs	28	—	25	—	25	—
Purchased power	419	—	474	—	514	—
Salaries and benefits	—	296	—	254	—	263
Other operating expenses(1)	—	359	—	285	—	258
Total	939	655	1,060	539	1,263	521
(1)Included in OM&A costs for 2023 was $14 million related to the write-down of parts and material inventory related to our natural-gas-fired facilities.